Note 4 - Reclamation Deposits	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of reclamation deposits [text block]
4.
Reclamation Deposits

Reclamation deposits totalling
$553,816
(
2019
-
$553,816
) in cash have been posted with the Mackenzie Valley Land and Water Board ("MVLWB") and are held by Crown-Indigenous Relations and Northern Affairs Canada and the Government of the Northwest Territories for land use permits and a water license on the Yellowknife Gold Project. The reclamation deposits will be refunded once land use permits end and or a final report describing land use activities during the term of land use permits and matters related to cessation thereof, is submitted to the MVLWB.